Financial risks management - Credit risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 1,707.8	$ 1,752.5
Amount of credit to customers guaranteed by credit insurance	$ 228.0
Weighted average duration of invetsment in debt instruments	1 year 6 months
AA- to AAA
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 765.4	1,058.7
A- to A+
Disclosure of credit risk exposure [line items]
Total Outstanding	566.7	381.8
BBB- to BBB+
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 375.7	$ 312.0